Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 1,232	$ 761
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	1,395	1,340
Valuation allowance	(16)	(17)
Net defined benefit asset (liability), net of valuation allowance	1,379	1,323
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	8,564	9,139
Current service cost	265	280
Past service cost		(1)
Interest cost on defined benefit obligation	303	267
Gain on settlements	1
Employee contributions	4	5
Benefits paid	(379)	(386)
Special termination benefits	(1)
Foreign exchange rate changes and other	58	(49)
Net actuarial (gains) losses on defined benefit obligation	(1,775)	(691)
Balance at end of year	7,040	8,564
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	9,904	9,341
Interest income on plan assets	360	282
Net actuarial gains (losses) on plan assets	(1,592)	479
Employer contributions	79	249
Employee contributions	4	5
Benefits paid	(379)	(386)
Settlements and special termination benefits	(1)
Plan administration costs	(8)	(8)
Foreign exchange rate changes and other	68	(58)
Balance at end of year	8,435	9,904
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	(436)	(549)
Net defined benefit asset (liability), net of valuation allowance	(436)	(549)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	549	609
Current service cost	7	7
Past service cost	(8)	9
Interest cost on defined benefit obligation	19	17
Benefits paid	(27)	(26)
Foreign exchange rate changes and other	6	(3)
Net actuarial (gains) losses on defined benefit obligation	(110)	(64)
Balance at end of year	436	549
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	27	26
Benefits paid	$ (27)	$ (26)